ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Fair value of assets held for sale | $			$ 13,216	$ 0
Non-current assets held for sale
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Number of vessels sold		7	2	8
Number of vessels delivered to new owner	1
Number of vessels that were held for sale at the end of the previous reporting period that were delivered to new owners during the year			1
Number of vessels expected to be delivered			1
Impairment loss recognised in profit or loss, property, plant and equipment | $		$ 2,600	$ 4,600	$ 5,500
Gains on disposals of property, plant and equipment | $		$ 10,200		$ 1,100